Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005542 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005542 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000005542 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000005542 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005542 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005542 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005542 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005542 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000005542 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005542 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005542 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000005542 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005542 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005542 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005542 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005542 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005542 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193181 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193181 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000193181 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000193181 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000193181 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193181 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000193181 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193181 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000193181 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193181 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000193181 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000193181 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193181 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193181 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193181 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193181 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193181 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.50%